                        SUPPLEMENT DATED APRIL 28, 2014

                                      TO

                         PROSPECTUS DATED MAY 1, 2010

                    UNIVERSAL ANNUITY ADVANTAGE PROSPECTUS

 Group and Individual Annuity Contracts Issued by MetLife Insurance Company of
                                  Connecticut

   This supplement updates information contained in the prospectus dated May 1, 2010. Please write or call MetLife Insurance Company of Connecticut, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number
(800) 842-9238, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

   The prospectus describes individual and group Universal Annuity Advantage Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company of Connecticut. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Contrafund(R) Portfolio -- Service Class 2
   Equity-Income Portfolio -- Initial Class
   Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Templeton Developing Markets VIP Fund
   Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
   Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
   BlackRock High Yield Portfolio -- Class A
   Clarion Global Real Estate Portfolio -- Class A
   ClearBridge Aggressive Growth Portfolio -- Class A
   Harris Oakmark International Portfolio -- Class A
   Invesco Comstock Portfolio -- Class B
   Invesco Small Cap Growth Portfolio -- Class A
   JPMorgan Small Cap Value Portfolio -- Class A
   Loomis Sayles Global Markets Portfolio -- Class A
   Lord Abbett Bond Debenture Portfolio -- Class A
   MetLife Asset Allocation 100 Portfolio -- Class B
   Oppenheimer Global Equity Portfolio -- Class A
   PIMCO Inflation Protected Bond Portfolio -- Class A
   PIMCO Total Return Portfolio -- Class B
   Pioneer Fund Portfolio -- Class A
   Pioneer Strategic Income Portfolio -- Class A
   T. Rowe Price Large Cap Value Portfolio -- Class B
   Third Avenue Small Cap Value Portfolio -- Class B
   WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
   Barclays Aggregate Bond Index Portfolio -- Class A
   BlackRock Bond Income Portfolio -- Class A
   BlackRock Capital Appreciation Portfolio -- Class A
   BlackRock Money Market Portfolio -- Class A
   Frontier Mid Cap Growth Portfolio -- Class D
   Jennison Growth Portfolio -- Class A
   MetLife Asset Allocation 20 Portfolio -- Class B
   MetLife Asset Allocation 40 Portfolio -- Class B
   MetLife Asset Allocation 60 Portfolio -- Class B
   MetLife Asset Allocation 80 Portfolio -- Class B
   MetLife Stock Index Portfolio -- Class A
   MFS(R) Total Return Portfolio -- Class F
   MFS(R) Value Portfolio -- Class A
   MSCI EAFE(R) Index Portfolio -- Class A
   Neuberger Berman Genesis Portfolio -- Class A
   Russell 2000(R) Index Portfolio -- Class A
   T. Rowe Price Small Cap Growth Portfolio -- Class B
   Western Asset Management U.S. Government Portfolio -- Class A
   WMC Balanced Portfolio -- Class A

   Certain Funding Options have been subject to a change. See Appendix.

2. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE
INDICATED):

   The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368. Please read the prospectus carefully before making Your allocations to the Subaccounts.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses).....................  0.27%   1.60%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                           DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                              AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                    FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                 ---------- ------------ -------- --------- --------- ----------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
   Contrafund(R) Portfolio --
     Service Class 2...........    0.55%       0.25%      0.09%      --      0.89%           --          0.89%
   Equity-Income Portfolio --
     Initial Class.............    0.45%         --       0.10%    0.02%     0.57%           --          0.57%
   Mid Cap Portfolio --
     Service Class 2...........    0.55%       0.25%      0.09%      --      0.89%           --          0.89%

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
   Franklin Small-Mid Cap
     Growth VIP Fund+..........    0.77%       0.25%      0.03%      --      1.05%           --          1.05%
   Templeton Developing
     Markets VIP Fund..........    1.10%       0.25%      0.25%      --      1.60%           --          1.60%
   Templeton Foreign VIP
     Fund......................    0.64%       0.25%      0.14%      --      1.03%           --          1.03%

JANUS ASPEN SERIES -- SERVICE
  SHARES
   Overseas Portfolio..........    0.44%       0.25%      0.07%      --      0.76%           --          0.76%

LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I......    0.75%         --       0.04%      --      0.79%         0.00%         0.79%

                                             DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                                AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                   ---------- ------------ -------- --------- --------- ----------------- ---------
   ClearBridge Variable
     Appreciation Portfolio --
     Class I.....................    0.70%         --       0.05%      --      0.75%         0.00%         0.75%
   ClearBridge Variable Large
     Cap Growth Portfolio --
     Class I.....................    0.75%         --       0.10%      --      0.85%         0.00%         0.85%
   ClearBridge Variable Large
     Cap Value Portfolio --
     Class I.....................    0.65%         --       0.08%      --      0.73%         0.00%         0.73%
   ClearBridge Variable Small
     Cap Growth Portfolio --
     Class I.....................    0.75%         --       0.08%      --      0.83%         0.00%         0.83%
   Legg Mason Investment
     Counsel Variable Social
     Awareness Portfolio.........    0.71%         --       0.18%      --      0.89%         0.00%         0.89%

MET INVESTORS SERIES TRUST
   BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.09%    0.08%     0.77%           --          0.77%
   Clarion Global Real Estate
     Portfolio -- Class A........    0.60%         --       0.05%      --      0.65%           --          0.65%
   ClearBridge Aggressive
     Growth Portfolio --
     Class A.....................    0.59%         --       0.02%      --      0.61%         0.00%         0.61%
   Harris Oakmark
     International Portfolio --
     Class A.....................    0.77%         --       0.06%      --      0.83%         0.02%         0.81%
   Invesco Comstock Portfolio
     -- Class B..................    0.57%       0.25%      0.02%      --      0.84%         0.02%         0.82%
   Invesco Small Cap Growth
     Portfolio -- Class A........    0.85%         --       0.02%      --      0.87%         0.02%         0.85%
   JPMorgan Small Cap Value
     Portfolio -- Class A........    0.77%         --       0.06%    0.04%     0.87%         0.09%         0.78%
   Loomis Sayles Global
     Markets Portfolio --
     Class A.....................    0.70%         --       0.08%      --      0.78%           --          0.78%
   Lord Abbett Bond
     Debenture Portfolio --
     Class A.....................    0.51%         --       0.03%      --      0.54%           --          0.54%
   MetLife Asset Allocation
     100 Portfolio --
     Class B.....................    0.07%       0.25%      0.01%    0.70%     1.03%           --          1.03%
   Oppenheimer Global Equity
     Portfolio -- Class A........    0.67%         --       0.08%      --      0.75%         0.03%         0.72%
   PIMCO Inflation Protected
     Bond Portfolio --
     Class A.....................    0.47%         --       0.08%      --      0.55%         0.00%         0.55%
   PIMCO Total Return
     Portfolio -- Class B........    0.48%       0.25%      0.03%      --      0.76%           --          0.76%

                                            DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                               AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                 MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                     FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                  ---------- ------------ -------- --------- --------- ----------------- ---------
   Pioneer Fund Portfolio --
     Class A....................    0.65%         --       0.05%      --      0.70%         0.04%         0.66%
   Pioneer Strategic Income
     Portfolio -- Class A.......    0.57%         --       0.06%      --      0.63%           --          0.63%
   T. Rowe Price Large Cap
     Value Portfolio --
     Class B....................    0.57%       0.25%      0.02%      --      0.84%           --          0.84%
   T. Rowe Price Large Cap
     Value Portfolio --
     Class E++..................    0.57%       0.15%      0.02%      --      0.74%           --          0.74%
   Third Avenue Small Cap
     Value Portfolio --
     Class B....................    0.73%       0.25%      0.03%      --      1.01%         0.02%         0.99%
   WMC Large Cap Research
     Portfolio -- Class E.......    0.59%       0.15%      0.03%      --      0.77%         0.05%         0.72%

METROPOLITAN SERIES FUND
   Barclays Aggregate Bond
     Index Portfolio --
     Class A....................    0.25%         --       0.03%      --      0.28%         0.01%         0.27%
   BlackRock Bond Income
     Portfolio -- Class A.......    0.33%         --       0.02%      --      0.35%         0.00%         0.35%
   BlackRock Capital
     Appreciation Portfolio --
     Class A....................    0.69%         --       0.02%      --      0.71%         0.01%         0.70%
   BlackRock Money Market
     Portfolio -- Class A.......    0.33%         --       0.02%      --      0.35%         0.02%         0.33%
   Frontier Mid Cap Growth
     Portfolio -- Class D.......    0.72%       0.10%      0.03%      --      0.85%         0.01%         0.84%
   Jennison Growth Portfolio
     -- Class A.................    0.60%         --       0.02%      --      0.62%         0.07%         0.55%
   MetLife Asset Allocation 20
     Portfolio -- Class B.......    0.09%       0.25%      0.02%    0.52%     0.88%         0.01%         0.87%
   MetLife Asset Allocation 40
     Portfolio -- Class B.......    0.07%       0.25%      0.01%    0.57%     0.90%           --          0.90%
   MetLife Asset Allocation 60
     Portfolio -- Class B.......    0.06%       0.25%        --     0.62%     0.93%           --          0.93%
   MetLife Asset Allocation 80
     Portfolio -- Class B.......    0.06%       0.25%      0.01%    0.66%     0.98%           --          0.98%
   MetLife Stock Index
     Portfolio -- Class A.......    0.25%         --       0.02%      --      0.27%         0.01%         0.26%
   MFS(R) Total Return
     Portfolio -- Class F.......    0.55%       0.20%      0.04%      --      0.79%           --          0.79%
   MFS(R) Value Portfolio --
     Class A....................    0.70%         --       0.02%      --      0.72%         0.14%         0.58%
   MSCI EAFE(R) Index
     Portfolio -- Class A.......    0.30%         --       0.10%    0.01%     0.41%         0.00%         0.41%
   Neuberger Berman Genesis
     Portfolio -- Class A.......    0.80%         --       0.03%      --      0.83%         0.01%         0.82%

                                          DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                   FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                ---------- ------------ -------- --------- --------- ----------------- ---------
   Russell 2000(R) Index
     Portfolio -- Class A.....    0.25%         --       0.06%    0.11%     0.42%         0.00%         0.42%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B+.................    0.60%       0.25%      0.03%      --      0.88%         0.01%         0.87%
   T. Rowe Price Small Cap
     Growth Portfolio --
     Class B..................    0.48%       0.25%      0.04%      --      0.77%           --          0.77%
   Western Asset Management
     U.S. Government
     Portfolio -- Class A.....    0.47%         --       0.02%      --      0.49%         0.01%         0.48%
   WMC Balanced Portfolio --
     Class A..................    0.46%         --       0.05%      --      0.51%         0.00%         0.51%

--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

   The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

   Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

3. FUNDING OPTIONS

   Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment result of the Underlying Funds.

   The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
    FIDELITY(R) VARIABLE
      INSURANCE PRODUCTS
       Contrafund(R)        Seeks long-term         Fidelity Management &
         Portfolio --       capital appreciation.   Research Company
         Service Class 2                            Subadviser: FMR Co.,
                                                    Inc.

                                                     INVESTMENT
        FUNDING OPTION       INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------       ----------------------  -----------------------
       Equity-Income         Seeks reasonable        Fidelity Management &
         Portfolio --        income. The fund will   Research Company
         Initial Class       also consider the       Subadviser: FMR Co.,
                             potential for capital   Inc.
                             appreciation. The
                             fund's goal is to
                             achieve a yield which
                             exceeds the composite
                             yield on the
                             securities comprising
                             the S&P 500(R) Index.
       Mid Cap Portfolio     Seeks long-term growth  Fidelity Management &
         -- Service Class 2  of capital.             Research Company
                                                     Subadviser: FMR Co.,
                                                     Inc.

    FRANKLIN TEMPLETON
      VARIABLE INSURANCE
      PRODUCTS TRUST --
      CLASS 2
       Franklin Small-Mid    Seeks long-term         Franklin Advisers, Inc.
         Cap Growth VIP      capital growth.
         Fund+
       Templeton             Seeks long-term         Templeton Asset
         Developing          capital appreciation.   Management Ltd.
         Markets VIP Fund
       Templeton Foreign     Seeks long-term         Templeton Investment
         VIP Fund            capital growth.         Counsel, LLC
    JANUS ASPEN SERIES --
      SERVICE SHARES
       Overseas Portfolio    Seeks long-term growth  Janus Capital
                                        of capital.  Management LLC

    LEGG MASON PARTNERS
      VARIABLE EQUITY TRUST
       ClearBridge           Seeks capital           Legg Mason Partners
         Variable            appreciation.           Fund Advisor, LLC
         Aggressive Growth                           Subadviser:
         Portfolio --                                ClearBridge
         Class I                                     Investments, LLC
       ClearBridge           Seeks long-term         Legg Mason Partners
         Variable            appreciation of         Fund Advisor, LLC
         Appreciation        capital.                Subadviser:
         Portfolio --                                ClearBridge
         Class I                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Large      of capital.             Fund Advisor, LLC
         Cap Growth                                  Subadviser:
         Portfolio --                                ClearBridge
         Class I                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Large      of capital. Current     Fund Advisor, LLC
         Cap Value           income is a secondary   Subadviser:
         Portfolio --        objective.              ClearBridge
         Class I                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Small      of capital.             Fund Advisor, LLC
         Cap Growth                                  Subadviser: ClearBridge
         Portfolio --                                Investments, LLC
         Class I
       Legg Mason            Seeks capital           Legg Mason Partners
         Investment          appreciation and        Fund Advisor, LLC
         Counsel Variable    retention of net        Subadviser: Legg Mason
         Social Awareness    investment income.      Investment Counsel, LLC
         Portfolio

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  -----------------------
    MET INVESTORS SERIES
      TRUST
       BlackRock High       Seeks to maximize       MetLife Advisers, LLC
         Yield              total return,           Subadviser: BlackRock
         Portfolio --       consistent with income  Financial Management,
         Class A            generation and prudent  Inc.
                            investment management.
       Clarion Global Real  Seeks total return      MetLife Advisers, LLC
         Estate Portfolio   through investment in   Subadviser: CBRE
         -- Class A         real estate             Clarion Securities LLC
                            securities,
                            emphasizing both
                            capital appreciation
                            and current income.
       ClearBridge          Seeks capital           MetLife Advisers, LLC
         Aggressive Growth  appreciation.           Subadviser:
         Portfolio --                               ClearBridge
         Class A                                    Investments, LLC
       Harris Oakmark       Seeks long-term         MetLife Advisers, LLC
         International      capital appreciation.   Subadviser: Harris
         Portfolio --                               Associates L.P.
         Class A
       Invesco Comstock     Seeks capital growth    MetLife Advisers, LLC
         Portfolio --       and income.             Subadviser: Invesco
         Class B                                    Advisers, Inc.
       Invesco Small Cap    Seeks long-term growth  MetLife Advisers, LLC
         Growth Portfolio   of capital.             Subadviser: Invesco
         -- Class A                                 Advisers, Inc.
       JPMorgan Small Cap   Seeks long-term         MetLife Advisers, LLC
         Value Portfolio    capital growth.         Subadviser: J.P.
         -- Class A                                 Morgan Investment
                                                    Management Inc.
       Loomis Sayles        Seeks high total        MetLife Advisers, LLC
         Global Markets     investment return       Subadviser: Loomis,
         Portfolio --       through a combination   Sayles & Company, L.P.
         Class A            of capital
                            appreciation and
                            income.
       Lord Abbett Bond     Seeks high current      MetLife Advisers, LLC
         Debenture          income and the          Subadviser: Lord,
         Portfolio --       opportunity for         Abbett & Co. LLC
         Class A            capital appreciation
                            to produce a high
                            total return.
       MetLife Asset        Seeks growth of         MetLife Advisers, LLC
         Allocation 100     capital.
         Portfolio --
         Class B
       Oppenheimer Global   Seeks capital           MetLife Advisers, LLC
         Equity Portfolio   appreciation.           Subadviser:
         -- Class A                                 Oppenheimer Funds, Inc.
       PIMCO Inflation      Seeks maximum real      MetLife Advisers, LLC
         Protected Bond     return, consistent      Subadviser: Pacific
         Portfolio --       with preservation of    Investment Management
         Class A            capital and prudent     Company LLC
                            investment management.
       PIMCO Total Return   Seeks maximum total     MetLife Advisers, LLC
         Portfolio --       return, consistent      Subadviser: Pacific
         Class B            with the preservation   Investment Management
                            of capital and prudent  Company LLC
                            investment management.
       Pioneer Fund         Seeks reasonable        MetLife Advisers, LLC
         Portfolio --       income and capital      Subadviser: Pioneer
         Class A            growth.                 Investment Management,
                                                    Inc.

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  -----------------------
       Pioneer Strategic    Seeks a high level of   MetLife Advisers, LLC
         Income Portfolio   current income.         Subadviser: Pioneer
         -- Class A                                 Investment Management,
                                                    Inc.
       T. Rowe Price Large  Seeks long-term         MetLife Advisers, LLC
         Cap Value          capital appreciation    Subadviser: T. Rowe
         Portfolio --       by investing in common  Price Associates, Inc.
         Class B            stocks believed to be
                            undervalued. Income is
                            a secondary objective.
       T. Rowe Price Large  Seeks long-term         MetLife Advisers, LLC
         Cap Value          capital appreciation    Subadviser: T. Rowe
         Portfolio --       by investing in common  Price Associates, Inc.
         Class E++          stocks believed to be
                            undervalued. Income is
                            a secondary objective.
       Third Avenue Small   Seeks long-term         MetLife Advisers, LLC
         Cap Value          capital appreciation.   Subadviser: Third
         Portfolio --                               Avenue Management LLC
         Class B
       WMC Large Cap        Seeks long-term         MetLife Advisers, LLC
         Research           capital appreciation.   Subadviser: Wellington
         Portfolio --                               Management Company, LLP
         Class E

    METROPOLITAN SERIES
      FUND
       Barclays Aggregate   Seeks to track the      MetLife Advisers, LLC
         Bond Index         performance of the      Subadviser: MetLife
         Portfolio --       Barclays U.S.           Investment Management,
         Class A            Aggregate Bond Index.   LLC
       BlackRock Bond       Seeks a competitive     MetLife Advisers, LLC
         Income Portfolio   total return primarily  Subadviser: BlackRock
         -- Class A         from investing in       Advisors, LLC
                            fixed-income
                            securities.
       BlackRock Capital    Seeks long-term growth  MetLife Advisers, LLC
         Appreciation       of capital.             Subadviser: BlackRock
         Portfolio --                               Advisors, LLC
         Class A
       BlackRock Money      Seeks a high level of   MetLife Advisers, LLC
         Market Portfolio   current income          Subadviser: BlackRock
         -- Class A         consistent with         Advisors, LLC
                            preservation of
                            capital.
       Frontier Mid Cap     Seeks maximum capital   MetLife Advisers, LLC
         Growth Portfolio   appreciation.           Subadviser: Frontier
         -- Class D                                 Capital Management
                                                    Company, LLC
       Jennison Growth      Seeks long-term growth  MetLife Advisers, LLC
         Portfolio --       of capital.             Subadviser: Jennison
         Class A                                    Associates LLC
       MetLife Asset        Seeks a high level of   MetLife Advisers, LLC
         Allocation 20      current income, with
         Portfolio --       growth of capital as a
         Class B            secondary objective.
       MetLife Asset        Seeks high total        MetLife Advisers, LLC
         Allocation 40      return in the form of
         Portfolio --       income and growth of
         Class B            capital, with a
                            greater emphasis on
                            income.

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  -----------------------
       MetLife Asset        Seeks a balance         MetLife Advisers, LLC
         Allocation 60      between a high level
         Portfolio --       of current income and
         Class B            growth of capital,
                            with a greater
                            emphasis on growth of
                            capital.
       MetLife Asset        Seeks growth of         MetLife Advisers, LLC
         Allocation 80      capital.
         Portfolio --
         Class B
       MetLife Stock Index  Seeks to track the      MetLife Advisers, LLC
         Portfolio --       performance of the      Subadviser: MetLife
         Class A            Standard & Poor's       Investment Management,
                            500(R) Composite Stock  LLC
                            Price Index.
       MFS(R) Total Return  Seeks a favorable       MetLife Advisers, LLC
         Portfolio --       total return through    Subadviser:
         Class F            investment in a         Massachusetts
                            diversified portfolio.  Financial Services
                                                    Company
       MFS(R) Value         Seeks capital           MetLife Advisers, LLC
         Portfolio --       appreciation.           Subadviser:
         Class A                                    Massachusetts
                                                    Financial Services
                                                    Company
       MSCI EAFE(R) Index   Seeks to track the      MetLife Advisers, LLC
         Portfolio --       performance of the      Subadviser: MetLife
         Class A            MSCI EAFE(R) Index.     Investment Management,
                                                    LLC
       Neuberger Berman     Seeks high total        MetLife Advisers, LLC
         Genesis Portfolio  return, consisting      Subadviser: Neuberger
         -- Class A         principally of capital  Berman Management LLC
                            appreciation.
       Russell 2000(R)      Seeks to track the      MetLife Advisers, LLC
         Index              performance of the      Subadviser: MetLife
         Portfolio --       Russell 2000(R) Index.  Investment Management,
         Class A                                    LLC
       T. Rowe Price Large  Seeks long-term growth  MetLife Advisers, LLC
         Cap Growth         of capital.             Subadviser: T. Rowe
         Portfolio --                               Price Associates, Inc.
         Class B+
       T. Rowe Price Small  Seeks long-term         MetLife Advisers, LLC
         Cap Growth         capital growth.         Subadviser: T. Rowe
         Portfolio --                               Price Associates, Inc.
         Class B
       Western Asset        Seeks to maximize       MetLife Advisers, LLC
         Management U.S.    total return            Subadviser: Western
         Government         consistent with         Asset Management
         Portfolio --       preservation of         Company
         Class A            capital and
                            maintenance of
                            liquidity.
       WMC Balanced         Seeks long-term         MetLife Advisers, LLC
         Portfolio --       capital appreciation    Subadviser: Wellington
         Class A            with some current       Management Company, LLP
                            income.
--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

4. The new address for MetLife Investors Distribution Company is as follows:

   1095 Avenue of the Americas, New York, NY 10036

5. THE ANNUITY CONTRACT

Replace the section "The Annuity Contract -- 403(b) Plan Terminations" with the following:

SECTION 403(B) PLAN TERMINATIONS

   Upon a Section 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

   If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

   If You receive the distribution in the form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA plan.

OTHER PLAN TERMINATIONS

   Upon termination of a retirement plan that is not a Section 403(b) Plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

   This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.

6. OTHER INFORMATION

Replace the section "Other Information -- The Insurance Company" with the following:

   MetLife Insurance Company of Connecticut ("MetLife of Connecticut") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

   The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

   In 2013, MetLife, Inc. announced its plans to merge MetLife of Connecticut, MetLife Investors Insurance Company ("MetLife Investors"), MetLife Investors USA Insurance Company ("MetLife Investors USA"), and Exeter Reassurance Company, Ltd. ("Exeter Reassurance"), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like MetLife of Connecticut, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

7. APPENDIX

   Replace "Appendix B" with the following:

                                  APPENDIX B

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

   Some of the Underlying Funds listed below were subject to a name change, substitution or merger. The charts below identify the former name of each of these Underlying Funds, and, where applicable the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES

              FORMER NAME                             NEW NAME
              -----------                             --------
 FRANKLIN TEMPLETON VARIABLE INSURANCE  FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST                       PRODUCTS TRUST
 Franklin Small-Mid Cap Growth          Franklin Small-Mid Cap Growth VIP
   Securities Fund -- Class 2           Fund -- Class 2
 Templeton Developing Markets           Templeton Developing Markets VIP Fund
   Securities Fund -- Class 2           -- Class 2
 Templeton Foreign Securities Fund --
   Class 2                              Templeton Foreign VIP Fund -- Class 2
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio --  WMC Large Cap Research Portfolio --
   Class E                              Class E
 Janus Forty Portfolio -- Class A       ClearBridge Aggressive Growth
                                        Portfolio II -- Class A
 MetLife Aggressive Strategy Portfolio  MetLife Asset Allocation 100
   -- Class B                           Portfolio -- Class B
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio --
   Class A                              WMC Balanced Portfolio -- Class A
 MetLife Conservative Allocation        MetLife Asset Allocation 20 Portfolio
   Portfolio -- Class B                   -- Class B
 MetLife Conservative to Moderate       MetLife Asset Allocation 40 Portfolio
   Allocation Portfolio -- Class B        -- Class B
 MetLife Moderate Allocation Portfolio  MetLife Asset Allocation 60 Portfolio
   -- Class B                             -- Class B
 MetLife Moderate to Aggressive         MetLife Asset Allocation 80 Portfolio
   Allocation Portfolio -- Class B        -- Class B

UNDERLYING FUND MERGER

   The former Underlying Fund was merged with and into the new Underlying Fund.

               FORMER UNDERLYING FUND                                 NEW UNDERLYING FUND
                ----------------------                                -------------------
MET INVESTORS SERIES TRUST                             MET INVESTORS SERIES TRUST
ClearBridge Aggressive Growth Portfolio II -- Class A  ClearBridge Aggressive Growth Portfolio -- Class A

UNDERLYING FUND SUBSTITUTION

   The following new Underlying Fund was substituted for the former Underlying Fund.

                FORMER UNDERLYING FUND                                  NEW UNDERLYING FUND
                 ----------------------                                 -------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                MET INVESTORS SERIES TRUST
ClearBridge Variable All Cap Value Portfolio -- Class I  T. Rowe Price Large Cap Value Portfolio -- Class E

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                   1300 Hall Boulevard        Telephone:
                   Bloomfield, CT 06002-2910  (800) 842-9368